Condensed Consolidated Statements of Members' Equity (unaudited) (Q3) - USD ($) $ in Thousands	Preferred Units [Member] Series Y Preferred Stock (Par value $0.00001) [Member]	Ordinary Units [Member]	Ordinary Units [Member] Series X Ordinary Units (Par value $0.00001) [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2018		$ 1		$ 245,307	$ 110,980	$ 356,288
Beginning balance (in shares) at Dec. 31, 2018		100,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		$ 0		0	7,706	7,706
Unit-based compensation expense		0		6,780	0	6,780
Ending balance at Dec. 31, 2019		$ 1		252,087	118,686	370,774
Ending balance (in shares) at Dec. 31, 2019		101,421,320
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		$ 0		0	(2,114)	(2,114)
Unit-based compensation expense		$ 0		343	0	343
Ending balance at Jun. 10, 2020			$ 1	248,845	0	248,846
Ending balance (in shares) at Jun. 10, 2020			101,554,472
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			$ 0	0	(10,959)	(10,959)
Issuance of units			$ 0	25,000	0	25,000
Issuance of units (in shares)			3,625,752
Contribution from member - related party unit-based compensation			$ 0	318	0	318
Unit-based compensation expense			0	414	0	414
Ending balance at Dec. 31, 2020	$ 0		$ 1	267,216	(10,959)	256,258
Ending balance (in shares) at Dec. 31, 2020	0		105,180,224
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0		$ 0	0	(5,121)	(5,121)
Contribution from member - related party unit-based compensation	0		0	268	0	268
Unit-based compensation expense	0		0	266	0	266
Ending balance at Mar. 31, 2021	$ 0		$ 1	267,750	(16,080)	251,671
Ending balance (in shares) at Mar. 31, 2021	0		105,180,224
Beginning balance at Dec. 31, 2020	$ 0		$ 1	267,216	(10,959)	256,258
Beginning balance (in shares) at Dec. 31, 2020	0		105,180,224
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						(1,433)
Ending balance at Sep. 30, 2021	$ 0		$ 1	268,407	(12,392)	256,016
Ending balance (in shares) at Sep. 30, 2021	0		110,698,336
Beginning balance at Dec. 31, 2020	$ 0		$ 1	267,216	(10,959)	256,258
Beginning balance (in shares) at Dec. 31, 2020	0		105,180,224
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			$ 0	0	5,064	5,064
Issuance of units			$ 0	30,000	0	30,000
Issuance of units (in shares)			5,387,194
Promissory note to a member			$ 0	(30,000)	0	(30,000)
Interest on the promissory note to a member			0	(2,038)	0	(2,038)
Contribution from member - related party unit-based compensation			0	1,333	0	1,333
Unit-based compensation expense			$ 0	1,269	0	1,269
Exercise of stock options				1,351	0	1,351
Exercise of stock options (in shares)			300,065
Ending balance at Dec. 31, 2021	$ 0		$ 1	269,131	(5,895)	263,237
Ending balance (in shares) at Dec. 31, 2021	0		110,867,483
Beginning balance at Mar. 31, 2021	$ 0		$ 1	267,750	(16,080)	251,671
Beginning balance (in shares) at Mar. 31, 2021	0		105,180,224
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0		$ 0	0	1,794	1,794
Issuance of units	$ 0		$ 0	30,000	0	30,000
Issuance of units (in shares)	0		5,387,194
Promissory note to a member	$ 0		$ 0	(30,000)	0	(30,000)
Interest on the promissory note to a member	0		0	(526)	0	(526)
Contribution from member - related party unit-based compensation	0		0	352	0	352
Unit-based compensation expense	0		0	302	0	302
Ending balance at Jun. 30, 2021	$ 0		$ 1	267,878	(14,286)	253,593
Ending balance (in shares) at Jun. 30, 2021	0		110,567,418
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0		$ 0	0	1,894	1,894
Interest on the promissory note to a member	0		0	(756)	0	(756)
Contribution from member - related party unit-based compensation	0		0	356	0	356
Unit-based compensation expense	0		0	340	0	340
Exercise of stock options	$ 0		$ 0	589	0	589
Exercise of stock options (in shares)	0		130,918
Ending balance at Sep. 30, 2021	$ 0		$ 1	268,407	(12,392)	256,016
Ending balance (in shares) at Sep. 30, 2021	0		110,698,336
Beginning balance at Dec. 31, 2021	$ 0		$ 1	269,131	(5,895)	263,237
Beginning balance (in shares) at Dec. 31, 2021	0		110,867,483
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0		$ 0	0	4,629	4,629
Interest on the promissory note to a member	0		0	(741)	0	(741)
Contribution from member - related party unit-based compensation	0		0	349	0	349
Unit-based compensation expense	0		0	414	0	414
Exercise of stock options	$ 0		$ 0	119	0	119
Exercise of stock options (in shares)	0		26,384
Ending balance at Mar. 31, 2022	$ 0		$ 1	269,272	(1,266)	268,007
Ending balance (in shares) at Mar. 31, 2022	0		110,893,867
Beginning balance at Dec. 31, 2021	$ 0		$ 1	269,131	(5,895)	263,237
Beginning balance (in shares) at Dec. 31, 2021	0		110,867,483
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						(4,343)
Ending balance at Sep. 30, 2022	$ 0		$ 1	211,972	(10,238)	201,735
Ending balance (in shares) at Sep. 30, 2022	0		111,107,688
Beginning balance at Mar. 31, 2022	$ 0		$ 1	269,272	(1,266)	268,007
Beginning balance (in shares) at Mar. 31, 2022	0		110,893,867
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0		$ 0	0	(4,309)	(4,309)
Member distributions	0		0	(83,313)	0	(83,313)
Interest on the promissory note to a member	0		0	(746)	0	(746)
Repayment of promissory note to a member	0		0	427	0	427
Payment of interest on promissory note to member	0		0	3,362	0	3,362
Contribution from member - related party unit-based compensation	0		0	12,598	0	12,598
Unit-based compensation expense	0		0	360	0	360
Exercise of stock options	$ 0		$ 0	906	0	906
Exercise of stock options (in shares)	0		193,678
Ending balance at Jun. 30, 2022	$ 0		$ 1	202,866	(5,575)	197,292
Ending balance (in shares) at Jun. 30, 2022	0		111,087,545
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0		$ 0	0	(4,663)	(4,663)
Interest on the promissory note to a member	0		0	(745)	0	(745)
Contribution from member - related party unit-based compensation	0		0	9,097	0	9,097
Unit-based compensation expense	0		0	643	0	643
Exercise of stock options	$ 0		$ 0	111	0	111
Exercise of stock options (in shares)	0		20,143
Ending balance at Sep. 30, 2022	$ 0		$ 1	$ 211,972	$ (10,238)	$ 201,735
Ending balance (in shares) at Sep. 30, 2022	0		111,107,688